Fair Values Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Values Of Financial Instruments [Abstract]
Fair Value, Assets Measured on Recurring Basis

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2017
Available for Sale:
U.S. Treasury securities	$1,998	$-	$1,998	$-
States and political subdivisions	120,478	-	120,478	-
Corporate obligations	9,989	-	9,989	-
Mortgage-backed securities-government
sponsored entities	148,656	-	148,656	-
Total available for sale	$281,121	$-	$281,121	$-

December 31, 2016
Available for Sale:
U.S. Treasury securities	$1,997	$-	$1,997	$-
States and political subdivisions	125,101	-	125,101	-
Corporate obligations	10,112	-	10,112	-
Mortgage-backed securities-government
sponsored entities	164,930	-	164,930	-
Equity securities-financial services	424	424	-	-
Total available for sale	$302,564	$424	$302,140	$-

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2017
Impaired Loans	$1,247	$-	$-	$1,247
Foreclosed real estate	1,661	-	-	1,661

December 31, 2016
Impaired Loans	$2,624	$-	$-	$2,624
Foreclosed real estate	5,302	-	-	5,302

Additional Qualitative Information about Level 3 Assets

	Quantitative Information about Level 3 Fair Value Measurements
(dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2017
Impaired loans	$131	Appraisal of collateral(1)	Appraisal adjustments(2)	10% (10%)
Impaired loans	$1,116	Present value of future cash flows	Loan discount rate	4-5.25% (5.11%)
			Probability of default	0%

Foreclosed real estate owned	$1,661	Appraisal of collateral(1)	Liquidation Expenses(2)	0-42.60% (14.68%)

	Quantitative Information about Level 3 Fair Value Measurements
(dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2016
Impaired loans	$1,473	Appraisal of collateral(1)	Appraisal adjustments(2)	10% (10%)
Impaired loans	$1,151	Present value of future cash flows	Loan discount rate	4-5.25% (5.11%)
			Probability of default	0%

Foreclosed real estate owned	$5,302	Appraisal of collateral(1)	Liquidation Expenses(2)	10%

(1) Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are not identifiable, less any associated allowance.

(2)  Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.  The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Fair Value, by Balance Sheet Grouping

	Fair Value Measurements at December 31, 2017

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$16,697	$16,697	$16,697	$-	$-
Securities	281,121	281,121	-	281,121	-
Loans receivable, net	756,458	756,092	-	-	756,092
Mortgage servicing rights	200	223	-	-	223
Regulatory stock	3,505	3,505	3,505	-	-
Bank owned life insurance	37,060	37,060	37,060	-	-
Accrued interest receivable	3,716	3,716	3,716	-	-

Financial liabilities:
Deposits	929,384	929,709	609,090	-	320,619
Short-term borrowings	42,530	42,530	42,530	-	-
Other borrowings	35,945	35,514	-	-	35,514
Accrued interest payable	1,434	1,434	1,434	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

	Fair Value Measurements at December 31, 2016

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$17,174	$17,174	$17,174	$-	$-
Securities	302,564	302,564	424	302,140	-
Loans receivable, net	707,426	716,661	-	-	716,661
Mortgage servicing rights	232	250	-	-	250
Regulatory stock	2,119	2,119	2,119	-	-
Bank owned life insurance	36,133	36,133	36,133	-	-
Accrued interest receivable	3,643	3,643	3,643	-	-

Financial liabilities:
Deposits	925,385	925,561	629,829	-	295,732
Short-term borrowings	32,811	32,811	32,811	-	-
Other borrowings	32,001	31,863	-	-	31,863
Accrued interest payable	1,069	1,069	1,069	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-